                          MARTIN CURRIE BUSINESS TRUST
                                    EMEA FUND




                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1999

                                  (Unaudited)

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1999 (Unaudited)

OBJECTIVE                     Capital appreciation through investment primarily
                              in equity securities of issuers located in the emerging markets and developing economies in Central and Eastern Europe, the Middle East and
                              Africa.

LAUNCH DATE                   June 25, 1997

FUND SIZE                     $77.8m

PERFORMANCE                   Total return from May 1, 1999 through October 31,
                              1999

                              -    MCBT - EMEA Fund (excluding all transaction fees)      1.6%
                              -    MCBT - EMEA Fund (including all transaction fees)      0.8%
                              -    Morgan Stanley Capital International - EMEA           10.1%

                              Annualized total return from June 25, 1997 through October 31, 1999

                              -    MCBT - EMEA Fund (excluding all transaction fees)     -3.1%
                              -    MCBT - EMEA Fund (including all transaction fees)     -1.7%
                              -    Morgan Stanley  Capital International - EMEA          -1.1%
                                   (from July 1, 1997 through October 31, 1999)

PORTFOLIO COMMENTS            Greece extended its lead over other EMEA markets
                              in the six months to 31 October 1999. Our underweight position there explains the bulk of the fund's underperformance against the regional benchmark (1.6% against the benchmark's
                              10.1%). Initially, the rally in Greece was an entirely rational response to the prospect of interest rate convergence with western
                              Europe. But a spiral has since developed whereby stockmarket gains encourage widespread participation by local individual investors who seem insensitive to share prices.

                              Despite upgrades to European forecasts of growth, returns from central Europe were mixed. Whereas Hungary's current account deficit has narrowed, Poland's has deteriorated. This may reflect the underlying competitiveness of the two economies.

                              We were surprised that South Africa did not return more than 4%. A mix of depressed domestic demand and stronger exports (especially to Asia) has supported the rand. Fiscal discipline remains exemplary and interest rates have continued to fall. Institutional liquidity is the missing ingredient. South African institutions are fully invested and are still keen to move assets offshore where possible.

                              More positively, Egypt gained 16%. Higher oil revenues and record tourist numbers have taken pressure off the Egyptian pound and allowed interbank rates to ease.

                                                               MCBT EMEA FUND
-----------------------------------------------------------------------------
                                       PROFILE AT OCTOBER 31, 1999 (Unaudited)


PORTFOLIO COMMENTS            OUTLOOK
(continued)                   We believe that the Middle East and Turkey offer
                              the greatest medium term potential. Improved relations between Israel and its Arab neighbours, and between Turkey and the European Union, will increase the confidence of investors. The Turkish government's commitment to stabilising the economy should be rewarded with IMF support and a lower risk premium. The stockmarket is highly sensitive to movements in T-bill yields which we expect to fall steadily. Investors in Egypt will want to see more rapid privatisation by the new administration. But in the meantime, interest rates have peaked and valuations are the most attractive in our universe.

                              Poland's intractable current account deficit is cause for concern. But our holdings are concentrated in telecom networks which, in our view, are undervalued and strategically important to international operators. We fear that for Greece, convergence could be its downfall. The selling that would accompany removal from the emerging market indices would not necessarily be counterbalanced by European investors, for whom Greece would be a tiny percentage of their benchmark.


INVESTMENT MANAGER PROFILE    Chris Butler manages the MCBT EMEA Fund, assisted
                              by Dariusz Sliwinski.

                              Chris graduated from Edinburgh University in 1989 with a degree in French with European History. He joined Martin Currie's continental European team in 1989 and moved to the UK investment team in 1991. Chris was appointed investment manager in 1993, became asset controller in the emerging markets team in 1995 and was promoted to assistant director in 1997. He was promoted to director in 1999. He is a member of the Institute of Investment Management and Research.

                              Dariusz Sliwinski gained a masters degree in Business Administration, European Studies and Electronic Engineering at universities in Poland and Italy. He worked in a number of different industries before becoming an investment manager with Bank Gospodarczy Investment Fund Ltd in Poland in 1994. He moved to Warsaw-based Consortium Raiffeisen Atkins, the firm managing assets of the IVth National Fund, in 1995 as a senior investment manager. He joined Martin Currie in 1997 as an investment manager in the Emerging Markets team.

                              The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1999 (Unaudited)

ASSET ALLOCATION
    (% of net assets)

RAW DATA FOR PIE CHARTS
Europe                                      36%
Africa                                      26%
Middle East                                 25%
Other Areas                                  5%
ST Investment                                4%
Other Net Assets                             4%
                                        -------
TOTAL:                                     100%






LARGEST HOLDINGS
BY REGION/COUNTRY                                                                            % OF NET ASSETS
                             AFRICA

                             Anglo American Corporation               (South Africa)              1.1
                             Sasol Limited                            (South Africa)              0.9
                             Nedcor Limited                           (South Africa)              0.9

                             EUROPE

                             Hellenic Telecommunications
                               Organization SA (OTE)                  (Greece)                    1.3
                             Old Mutual PLC                           (United Kingdom)            0.7
                             STET Hellas
                               Telecommunications SA, ADR             (Greece)                    0.6
                             Lukoil Holding, ADR                      (Russia)                    0.6
                             Ceske Radiokomunikace                    (Czech Republic)            0.6

                             MIDDLE EAST

                             ECI Telecommunications                   (Israel)                    0.6
                             Orbotech Limited                         (Israel)                    0.5

                             OTHER AREAS

                             Near East Opportunities Fund             (Investment Company)        1.1


                                                                                                            MCBT EMEA FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                                   SCHEDULE OF INVESTMENTS
                                                                                               OCTOBER 31, 1999 (Unaudited)

                                                                                           SHARES                   VALUE
                                                                                           ------                  ------
COMMON STOCKS, RIGHTS AND WARRANTS - 92.4%
AFRICA - 25.6%
     KENYA - 0.2%
       KENYA AIRWAYS                                                                         4,000      $             352
       KENYA COMMERCIAL BANK                                                               300,738                136,153
                                                                                                        -----------------
         TOTAL KENYA - (COST $350,909)                                                                            136,505
                                                                                                        -----------------

     SOUTH AFRICA - 25.4%
       ANGLO AMERICAN CORPORATION                                                           77,557              4,127,991
       BARLOW LIMITED                                                                      380,000              1,852,467
       LIBERTY LIFE ASSOCIATION OF SOUTH AFRICA                                            114,000              1,057,669
       NEDCOR INVESTMENT BANK HOLDINGS *                                                   171,500                100,493
       NEDCOR LIMITED                                                                      161,000              3,165,649
       SANLAM LIMITED                                                                    1,900,000              2,180,282
       SAPPI LIMITED                                                                       240,000              1,988,378
       SASOL LIMITED                                                                       482,000              3,295,083
       SOUTH AFRICAN BREWERIES LIMITED                                                     176,000              1,541,221
       STANDARD BANK INVESTMENT CORPORATION                                                133,697                456,995
                                                                                                        -----------------
         TOTAL SOUTH AFRICA - (COST $19,071,006)                                                               19,766,228
                                                                                                        -----------------
TOTAL AFRICA - (COST  $19,421,915)                                                                             19,902,733
                                                                                                        -----------------

EUROPE - 36.2%
     CROATIA - 2.1%
       PLIVA D.D., GDR                                                                     152,500              1,658,438
                                                                                                        -----------------
         TOTAL CROATIA - (COST $2,486,163)                                                                      1,658,438
                                                                                                        -----------------

     CZECH REPUBLIC - 2.9%
       CESKE RADIOKOMUNIKACE *                                                              70,860              2,276,377
                                                                                                        -----------------
         TOTAL CZECH REPUBLIC - (COST $2,223,490)                                                               2,276,377
                                                                                                        -----------------

     GERMANY - 0.9%
       BERENBERG HELLAS OLYMPIA FUND                                                         4,177                671,383
                                                                                                        -----------------
         TOTAL GERMANY - (COST $228,965)                                                                          671,383
                                                                                                        -----------------

     GREECE - 11.8%
       ALPHA CREDIT BANK, GDR                                                               29,474              2,253,938
       HELLENIC TELECOMMUNICATION ORGANIZATION SA (OTE)                                    217,100              4,600,163
       STET HELLAS TELECOMMUNICATIONS SA, ADR *                                            107,000              2,300,500
                                                                                                        -----------------
         TOTAL GREECE - (COST $8,736,056)                                                                       9,154,601
                                                                                                        -----------------

     HUNGARY - 6.0%
       BORSODCHEM RT., GDR                                                                  40,000              1,210,000
       MAGYAR OLAJ-ES GAZIPARI RT., GDR *                                                   30,500                610,000
       MATAV RT., ADR                                                                       49,600              1,429,100
       OTP BANK RT., GDR                                                                    32,300              1,454,307
                                                                                                        -----------------
         TOTAL HUNGARY - (COST $4,541,392)                                                                      4,703,407
                                                                                                        -----------------

See notes to financial statements.

                                                                                                          MCBT EMEA FUND
------------------------------------------------------------------------------------------------------------------------
                                                                                                 SCHEDULE OF INVESTMENTS
                                                                                            OCTOBER 31, 1999 (Unaudited)

                                                                                            SHARES              VALUE
                                                                                            ------              ------
EUROPE - CONTINUED
     POLAND - 6.2%
       BANK HANDLOWY W WARSZAWIE, GDR                                                       89,000      $       1,259,350
       ELEKTRIM SPOLKA AKCYJNA SA                                                          120,000              1,038,038
       NETIA HOLDINGS SA, ADR *                                                             30,000                468,750
       POWSZECHNY BANK KREDYTOWY SA, GDR                                                    27,000                491,400
       TELEKOMUNIKACJA POLSKA SA, GDR                                                      307,000              1,565,700
                                                                                                        -----------------
         TOTAL POLAND - (COST $5,602,302)                                                                       4,823,238
                                                                                                        -----------------

     RUSSIA - 3.2%
       BRUNSWICK RUSSIAN GROWTH FUND *                                                       2,465                188,948
       LUKOIL HOLDING, ADR                                                                  73,000              2,299,500
                                                                                                        -----------------
       TOTAL RUSSIA - (COST $3,173,250)                                                                         2,488,448
                                                                                                        -----------------

     UNITED KINGDOM - 3.1%
       OLD MUTUAL PLC *                                                                  1,147,000              2,427,039
                                                                                                        -----------------
       TOTAL UNITED KINGDOM - (COST $2,350,055)                                                                 2,427,039
                                                                                                        -----------------

TOTAL EUROPE - (COST  $29,341,673)                                                                             28,202,931
                                                                                                        -----------------

MIDDLE EAST - 25.4%
     EGYPT - 10.0%
       AL-AHRAM BEVERAGES COMPANY SAE, GDR *                                                38,500              1,129,012
       COMMERCIAL INTERNATIONAL BANK                                                       125,000              1,497,813
       EASTERN COMPANY FOR TOBACCO & CIGARETTES                                             28,500                673,697
       EFG HERMES HOLDING SAE, GDR                                                          70,220                863,706
       EGYPT TRUST                                                                          16,500                169,125
       EGYPTIAN COMPANY FOR MOBILE SERVICES *                                               42,715              1,101,873
       INTERNATIONAL FOODS COMPANY *                                                        14,800                174,536
       ORASCOM CONSTRUCTION INDUSTRIES *                                                    86,509              1,210,622
       THE EGYPT FUND *                                                                      8,912                102,488
       TORAH PORTLAND CEMENT                                                                43,872                882,556
                                                                                                        -----------------
         TOTAL EGYPT - (COST $6,981,034)                                                                        7,805,428
                                                                                                        -----------------

     ISRAEL - 8.4%
       BANK HAPOALIM LIMITED                                                               644,000              1,531,528
       BANK LEUMI LE-ISRAEL, WARRANTS 12/31/1999 *                                       1,127,622                224,887
       ECI TELECOMMUNICATIONS                                                               72,500              2,111,563
       I.T. INTERNATIONAL THEATRES LIMITED *                                                28,000                245,000
       INTERNET GOLD *                                                                      60,000                450,000
       ORBOTECH LIMITED *                                                                   25,000              1,953,125
                                                                                                        -----------------
         TOTAL ISRAEL - (COST $6,816,968)                                                                       6,516,103
                                                                                                        -----------------

     TURKEY - 7.0%
       AKSIGORTA AS                                                                     47,000,000              1,441,958
       DOGAN SIRKETLER GRUBU HOLDING AS                                                 21,016,000                236,051
       EREGLI DEMIR VE CELIK FABRIKALARI TAS                                            62,000,000              1,547,517
       TURKIYE GARANTI BANKASI AS                                                       91,500,000                780,311
       VESTEL ELEKTRONIK SANAYI VE TICARET AS *                                         11,000,000              1,349,918

See notes to financial statements.
                                                                5

                                                                                                           MCBT EMEA FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  SCHEDULE OF INVESTMENTS
                                                                                             OCTOBER 31, 1999 (Unaudited)

                                                                                            SHARES              VALUE
                                                                                            ------              -----
MIDDLE EAST - CONTINUED
     TURKEY - COMTINUED
       YAPI VE KREDI BANKASI AS                                                          5,050,000      $          73,528
                                                                                                        -----------------
   TOTAL TURKEY - (COST $5,004,757)                                                                             5,429,283
                                                                                                        -----------------

TOTAL MIDDLE EAST - (COST  $18,802,759)                                                                        19,750,814
                                                                                                        -----------------


OTHER AREAS - 5.2%
     INVESTMENT COMPANIES - 5.2%
       NEAR EAST OPPORTUNITIES FUND (a) *                                                  260,000              4,043,000
                                                                                                        -----------------
         TOTAL INVESTMENT COMPANIES - (COST $4,139,700)                                                         4,043,000
                                                                                                        -----------------

TOTAL OTHER AREAS - (COST  $4,139,700)                                                                          4,043,000
                                                                                                        -----------------

TOTAL COMMON STOCKS, RIGHTS AND
         WARRANTS - (COST $71,706,047) +                                                                       71,899,478
                                                                                                        -----------------

                                                                                          PRINCIPAL
                                                                                            AMOUNT
                                                                                          ---------
SHORT TERM INVESTMENT - 3.7%
       STATE STREET BANK AND TRUST COMPANY REPURCHASE AGREEMENT,
         4.600%, 11/01/1999 (b)                                                       $  2,843,000              2,843,000
                                                                                                        -----------------

TOTAL SHORT TERM INVESTMENT - (COST  $2,843,000)                                                                2,843,000
                                                                                                        -----------------

TOTAL INVESTMENTS - (COST  $74,549,047) - 96.1%                                                                74,742,478
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - 3.9%                                                     3,026,006
                                                                                                        -----------------
NET ASSETS - 100.0%                                                                                     $      77,768,484
                                                                                                        -----------------
                                                                                                        -----------------

*      Non-income producing security.
(a) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Near East Opportunities Fund. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) The repurchase agreement, dated 10/29/99, $2,843,000 par due 11/1/99, is collateralized by United States Treasury Notes, 7.500%, due 11/15/16 with a market value of $2,901,530.
+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
       Banks 17.1%, Brewery 3.4%, Broadcasting 2.9%, Building & Construction 3.9%, Cement 1.1%, Chemicals 1.6%, Computer Services 0.6%, Diversified 0.3%, Drugs & Health Care 2.1%, Electrical Equipment 1.3%, Electronics 4.3%, Entertainment 0.3%, Financial Services 4.2%, Food & Beverages 0.2%, Insurance 6.0%, Investment Companies 6.8%, Mining 5.3%, Oil & Gas 8.0%, Paper 2.6%, Steel 2.0%, Telecommunications 17.5%, Tobacco 0.9%.

ADR    American Depositary Receipts.
GDR    Global Depositary Receipts.


See notes to financial statements.
                                                                   6

                                                                                                        MCBT EMEA FUND
----------------------------------------------------------------------------------------------------------------------
                                                                                   STATEMENT OF ASSETS AND LIABILITIES
                                                                                          OCTOBER 31, 1999 (Unaudited)

ASSETS
    Investments in securities, at value (cost $71,706,047) (Note B)                                     $      71,899,478
    Investments in repurchase agreements, at value (Note B)                                                     2,843,000
                                                                                                        -----------------
       Total Investments                                                                                       74,742,478
    Cash                                                                                                              843
    Foreign currency, at value (cost $46,987) (Note B)                                                             47,082
    Receivable for investments sold                                                                             3,721,420
    Receivable for currency sold                                                                                2,139,584
    Dividend and interest receivable                                                                              104,765
                                                                                                        -----------------
       TOTAL ASSETS                                                                                            80,756,172
                                                                                                        -----------------

LIABILITIES
    Payable for investments purchased                                                                             519,420
    Payable for currency purchased                                                                              2,143,940
    Management fee payable (Note C)                                                                               282,150
    Administration fee payable (Note C)                                                                             5,599
    Trustees fees payable (Note C)                                                                                    941
    Accrued expenses and other liabilities                                                                         35,638
                                                                                                        -----------------
       TOTAL LIABILITIES                                                                                        2,987,688
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $      77,768,484
                                                                                                        -----------------
                                                                                                        -----------------


COMPOSITION OF NET ASSETS:
    Paid-in-capital                                                                                     $      85,742,418
    Undistributed net investment loss                                                                             (64,145)
    Accumulated net realized loss on investment and foreign currency transactions                              (8,093,512)
    Net unrealized appreciation on investment and foreign currency transactions                                   183,723
                                                                                                        -----------------
TOTAL NET ASSETS                                                                                        $      77,768,484
                                                                                                        -----------------
                                                                                                        -----------------
NET ASSET VALUE PER SHARE                                                                               $            8.49
($77,768,484 / 9,161,611 shares of beneficial interest outstanding)                                     -----------------
                                                                                                        -----------------

See notes to financial statements.
                                                                   7


                                                                                                           MCBT EMEA FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  STATEMENT OF OPERATIONS
                                                                             SIX MONTHS ENDED OCTOBER 31, 1999 (Unaudited)


INVESTMENT INCOME
    Interest income                                                                                     $         134,880
    Dividend income                                                                                               477,479
    Foreign taxes withheld                                                                                        (30,000)
                                                                                                        -----------------
       TOTAL INVESTMENT INCOME                                                                                    582,359
                                                                                                        -----------------

EXPENSES
    Management fee (Note C)                                                                                       456,404
    Custodian fee                                                                                                  75,125
    Administration fee (Note C)                                                                                    29,934
    Audit fee                                                                                                      12,602
    Legal fees                                                                                                      3,025
    Transfer agent fee                                                                                              3,529
    Trustees fees (Note C)                                                                                            605
    Miscellaneous expenses                                                                                          6,338
                                                                                                        -----------------
       TOTAL EXPENSES                                                                                             587,562
                                                                                                        -----------------
NET INVESTMENT LOSS                                                                                                (5,203)
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain on investments                                                                              996,871
    Net realized loss on foreign currency transactions                                                           (251,244)
    Net unrealized appreciation (depreciation) on:
       Investments                                                                                             (1,716,462)
       Foreign currency transactions                                                                               11,293
                                                                                                        -----------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                                        (959,542)
                                                                                                        -----------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                              $        (964,745)
                                                                                                        -----------------
                                                                                                        -----------------

See notes to financial statements.
                                                                   8

                                                                                                           MCBT EMEA FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months Ended          Year
                                                                                      October 31, 1999          Ended
                                                                                         (Unaudited)       April 30, 1999
                                                                                      -----------------   ----------------
NET ASSETS at beginning of period                                                     $      29,149,329   $     78,938,181
                                                                                      -----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income (loss)                                                                 (5,203)           431,300
    Net realized gain (loss) on investment transactions                                         996,871         (8,264,440)
    Net realized loss on foreign currency transactions                                         (251,244)          (372,629)
    Net unrealized appreciation (depreciation) on:
       Investments                                                                           (1,716,462)        (2,430,849)
       Foreign currency transactions                                                             11,293              3,157
                                                                                      -----------------   ----------------
    Net decrease in net assets from operations                                                 (964,745)       (10,633,461)
                                                                                      -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                           --            (587,624)
    In excess of net investment income                                                              --            (241,285)
    Net realized gains                                                                              --          (1,950,436)
                                                                                      -----------------   ----------------
    Total distributions                                                                             --          (2,779,345)
                                                                                      -----------------   ----------------

CAPITAL SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                                        52,995,060          1,691,242
    Reinvestment of dividends and distributions to shareholders                                      --          2,754,167
    Cost of shares repurchased                                                               (3,411,160)       (41,098,987)
    Paid in capital from subscription and redemption fees                                            --            277,532
                                                                                      -----------------   ----------------
    Total increase (decrease) in net assets from capital share transactions                  49,583,900        (36,376,046)
                                                                                      -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        48,619,155        (49,788,852)
                                                                                      -----------------   ----------------
NET ASSETS at end of period (includes undistributed net investment                    $      77,768,484   $     29,149,329
    losses of $(64,145) and $(58,942) respectively)                                   -----------------   ----------------
                                                                                      -----------------   ----------------


OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
    Shares sold                                                                               6,123,576            220,107
    Shares issued in reinvestment of distributions to shareholders                                   --            375,739
    Less shares repurchased                                                                    (400,173)        (4,430,285)
                                                                                      -----------------   ----------------

    Net share transactions                                                                    5,723,403         (3,834,439)
                                                                                      -----------------   ----------------
                                                                                      -----------------   ----------------

See notes to financial statements.
                                                                  9

                                                                                                           MCBT EMEA FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                                     FINANCIAL HIGHLIGHTS
                                                                                   FOR A SHARE OUTSTANDING FOR THE PERIOD


                                                                   Six Months
                                                                      Ended               Year           June 25, 1997*
                                                                October 31, 1999          Ended             through
                                                                   (Unaudited)       April 30, 1999      April 30, 1998
                                                               ------------------   ---------------     ----------------
PER SHARE OPERATING PERFORMANCE
--------------------------------
Net asset value, beginning of period                           $           8.480    $        10.850     $        10.000
                                                               -----------------    ---------------     ---------------
Net investment income                                                      0.010              0.119               0.041
Net realized and unrealized gain (loss) on investment
     and foreign currency transactions                                     0.000             (2.041)              0.887
                                                               -----------------    ---------------     ---------------
Total from investment operations                                           0.010             (1.922)              0.928
                                                               -----------------    ---------------     ---------------
Less distributions:
     Net investment income                                                 0.000             (0.112)             (0.020)
     In excess of net investment income                                    0.000             (0.046)                 -
     Net realized gains                                                    0.000             (0.371)             (0.175)
                                                               -----------------    ---------------     ---------------
Total distributions                                                        0.000             (0.529)             (0.195)
                                                               -----------------    ---------------     ---------------
Paid in capital from subscription and
        redemption fees (Note B)                                           0.000              0.081               0.117
                                                               -----------------    ---------------     ---------------
Net asset value, end of period                                 $           8.490    $         8.480     $        10.850
                                                               -----------------    ---------------     ---------------
                                                               -----------------    ---------------     ---------------

TOTAL INVESTMENT RETURN (1) (2)                                            0.12%            (16.20)%              10.71%
-----------------------                                        -----------------    ---------------     ---------------
                                                               -----------------    ---------------     ---------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------
Net assets, end of period                                      $     77,768,484    $    29,149,329     $    78,938,181
Operating expenses, net, to average net assets (Note C)                    1.85%(3)           2.13%               1.93%(3)
Operating expenses, gross, to average net assets (Note C)                  1.85%(3)           2.13%               1.93%(3)
Net investment income to average net assets                               (0.02%)(3)          0.95%               0.84%(3)
Portfolio turnover rate                                                       42%              117%                 81%
-------------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees.
(2)  Periods less than one year are not annualized.
(3)  Annualized.

See notes to financial statements.

                                                                 MCBT EMEA FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific Ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT EMEA Fund (the "Fund") commenced investment operations on June 25, 1997. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.


NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to additional risks if the counterparties to the contracts are unable to meet the term of their contracts. There were no open forward foreign currency contracts at October 31, 1999.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - Effective through September 30 1998, there was a purchase premium for cash investments into the Fund of 1.25% of the amount invested and a redemption fee on cash redemptions of 1.25% of the amount redeemed. All purchase premiums and redemption fees were paid to and retained by the Fund and are recorded as paid-in-capital. These fees were intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees could be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. Effective October 1, 1998, the Fund eliminated all such fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.


NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1999 were $67,855,828 and $23,436,750, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1999 were as follows:

                    Identified                    Gross Unrealized                  Net Unrealized
                        Cost                 Appreciation    (Depreciation)           Appreciation
                   ---------------           ------------    --------------          ---------------
                   $    74,549,047          $   5,535,715   $   (5,342,284)          $      193,431


NOTE E - PRINCIPAL SHAREHOLDERS

As of October 31, 1999, there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 74% of the Fund.


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

                                                                  MCBT EMEA FUND
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)

CONCENTRATION OF RISK (CONTINUED) - The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly form the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

                          MARTIN CURRIE BUSINESS TRUST

                              --------------------



                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                              --------------------


                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                    Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                    Registered Investment Adviser with the SEC

                              --------------------



-----------------------------------------------------------------------------
   The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.
-----------------------------------------------------------------------------